Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Income Tax [Abstract]
Deferred income tax asset to be recovered after more than 12 months	$ 15,066	$ 12,010
Deferred income tax asset to be recovered within 12 months	869	2,071
Deferred income tax assets	15,935	14,081
Deferred income tax liability to be recovered after more than 12 months	(57,334)	(47,155)
Deferred income tax liability to be recovered within 12 months	(2,005)	(18,945)
Deferred income tax liability	(59,339)	(66,100)
Deferred income tax assets (liabilities), net	$ (43,404)	$ (52,019)